Bank borrowings- General (Details) ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	May 31, 2019	Apr. 30, 2017 USD ($)	Mar. 31, 2020 CNY (¥) item	Mar. 31, 2019 CNY (¥) item	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
Bank borrowings
Current bank borrowings			¥ 5,154	¥ 7,356	$ 728
Non-current bank borrowings			39,660	35,427	5,601
Bank borrowings
Bank borrowings
Current bank borrowings			5,154
Non-current bank borrowings			39,660	35,427
Total borrowings			44,958
Collateral amount pledged			18,744	18,314
Short-term other borrowings | Bank loans
Bank borrowings
Current bank borrowings			5,154	7,356
US$4.0 billion syndicated loan denominated in US$ | Bank loans
Bank borrowings
Non-current bank borrowings			¥ 28,211	¥ 26,780
Maturity term			5 years	5 years
Principal amount | $					$ 4,000	$ 4,000
Number of lead arrangers | item			8	8
US$4.0 billion syndicated loan denominated in US$ | Bank loans | LIBOR
Bank borrowings
Spread over variable rate	0.85%		1.10%	1.10%
Long-term other borrowings | Bank loans
Bank borrowings
Non-current bank borrowings			¥ 11,449	¥ 8,647
Long-term borrowings | Bank loans
Bank borrowings
Weighted average interest rate for the year			4.40%	4.60%
Short-term borrowings | Bank loans
Bank borrowings
Weighted average interest rate for the year			3.40%	4.10%
Short-term borrowings | Bank loans | Minimum
Bank borrowings
Interest rates			0.90%	2.90%	0.90%	2.90%
Short-term borrowings | Bank loans | Maximum
Bank borrowings
Interest rates			16.50%	19.00%	16.50%	19.00%
US$5.15 billion revolving credit facility agreement | Bank facility
Bank borrowings
Amount of loan facility | $		$ 5,150
US$5.15 billion revolving credit facility agreement | Bank facility | LIBOR
Bank borrowings
Spread over variable rate		0.95%